Consolidated Statement of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Treasury Stock	Noncontrolling Interests	Comprehensive Income
Balance at beginning of period at Dec. 31, 2008	$ (1,087.2)	$ 1.0	$ 2,956.5	$ (3,812.2)	$ (3.2)	$ (311.5)	$ 82.2
Balance at beginning of period, shares at Dec. 31, 2008		88.0
Comprehensive Income:
Net income	128.8			94.8			34.0	128.8
Other comprehensive income (loss), net of tax	3.2				3.2			3.2
Comprehensive income	132.0							132.0
Common stock issued under Securities Litigation Settlement	111.8		(63.5)			175.3
Common stock issued under Securities Litigation Settlement, shares		5.0
Convertible perpetual preferred stock dividends	(26.0)		(26.0)
Stock-based compensation	13.4		13.4
Distributions declared	(34.6)						(34.6)
Other	(7.0)		(0.5)			(1.3)	(5.2)
Other, Shares		0.3
Balance at end of period at Dec. 31, 2009	(897.6)	1.0	2,879.9	(3,717.4)	0	(137.5)	76.4
Balance at end of period, shares at Dec. 31, 2009		93.3
Comprehensive Income:
Net income	939.8			899.0			40.8	939.8
Other comprehensive income (loss), net of tax	0.5				0.5			0.5
Comprehensive income	940.3							940.3
Convertible perpetual preferred stock dividends	(26.0)		(26.0)
Stock-based compensation	16.4		16.4
Distributions declared	(36.6)						(36.6)
Other	1.3		3.2			(4.3)	2.4
Other, Shares		0.1
Balance at end of period at Dec. 31, 2010	(2.2)	1.0	2,873.5	(2,818.4)	0.5	(141.8)	83.0
Balance at end of period, shares at Dec. 31, 2010		93.4
Comprehensive Income:
Net income	254.6			208.7			45.9	254.6
Other comprehensive income (loss), net of tax	(0.7)				(0.7)			(0.7)
Comprehensive income	253.9							253.9
Convertible perpetual preferred stock dividends	(26.0)		(26.0)
Stock-based compensation	20.3		20.3
Distributions declared	(40.5)						(40.5)
Other	(3.9)		6.9			(7.0)	(3.8)
Other, Shares		1.8
Balance at end of period at Dec. 31, 2011	$ 201.6	$ 1.0	$ 2,874.7	$ (2,609.7)	$ (0.2)	$ (148.8)	$ 84.6
Balance at end of period, shares at Dec. 31, 2011		95.2